Summary of Securities in Unrealized Loss Position and Included in Accumulated Other Comprehensive Income (Loss), Aggregated by Length of Time Investments (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Investments Debt And Equity Securities [Abstract]
Total investments with unrealized losses, fair value	$ 89,360	$ 58,978
Unrealized losses with a loss position for less than 12 months, fair value	41,762	32,693
Unrealized losses with a loss position for more than 12 months, fair value	47,598	26,285
Total investments with unrealized losses, gross unrealized losses	(10,182)	(3,815)
Unrealized losses with a loss position for less than 12 months, gross unrealized losses	(4,856)	(1,441)
Unrealized losses with a loss position for more than 12 months, gross unrealized losses	$ (5,326)	$ (2,374)